Employee Benefit Plans - Assumptions, Market-Related Value, and Unrecognized Loss (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate, Service Cost	1.40%	1.40%	2.60%
Defined Benefit Plan, Assumptions used Calculating Net Periodic Benefit Cost, Discount Rate, Interest Cost	1.60%	1.60%	2.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.10%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.00%	0.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	3.00%	3.50%	3.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.90%	0.90%	1.30%
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions used Calculating Net Periodic Benefit Cost, Discount Rate, Interest Cost	3.20%	3.40%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	3.60%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	3.10%	3.50%	4.30%
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate, Service Cost	1.40%	1.40%	2.60%
Defined Benefit Plan, Assumptions used Calculating Net Periodic Benefit Cost, Discount Rate, Interest Cost	2.60%	2.80%	3.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.40%	2.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.00%	0.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	3.10%	3.50%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.90%	0.90%	1.30%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.70%	3.10%	3.20%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.10%	3.20%	3.30%
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.40%	2.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.30%	2.00%	2.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.90%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	1.90%	1.80%	2.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Involuntary Turnover Rate	4.30%	4.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Involuntary Turnover Rate	4.80%	4.80%	4.80%
Before Age 65 [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	7.10%	6.60%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
After Age 65 [Member] | Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	6.10%	5.90%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%